Income Taxes - Changes in net deferred income tax asset (liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	$ (949.2)	$ (730.7)
Amounts recorded in the consolidated statement of earnings	(255.0)	(173.3)
Amounts recorded in total equity	(7.6)	15.0
Acquisitions of subsidiaries	(207.0)	(60.9)
Foreign exchange effect and other	29.8	0.7
Balance - December 31	(1,389.0)	(949.2)
Operating and capital losses
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	313.4	226.8
Amounts recorded in the consolidated statement of earnings	(59.8)	57.2
Amounts recorded in total equity	5.8	15.0
Acquisitions of subsidiaries	10.7	(0.3)
Foreign exchange effect and other	(16.0)	14.7
Balance - December 31	254.1	313.4
Investments
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	(611.8)	(193.0)
Amounts recorded in the consolidated statement of earnings	(183.7)	(411.8)
Amounts recorded in total equity	14.4	(5.8)
Acquisitions of subsidiaries	0.1	2.7
Foreign exchange effect and other	13.5	(3.9)
Balance - December 31	(767.5)	(611.8)
Insurance and reinsurance held contracts
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	(358.0)	(382.8)
Amounts recorded in the consolidated statement of earnings	(119.0)	41.1
Acquisitions of subsidiaries	(0.3)	(4.1)
Foreign exchange effect and other	0.5	(12.2)
Balance - December 31	(476.8)	(358.0)
Intangible assets
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	(308.3)	(376.1)
Amounts recorded in the consolidated statement of earnings	36.3	116.6
Acquisitions of subsidiaries	(186.1)	(46.2)
Foreign exchange effect and other	15.3	(2.6)
Balance - December 31	(442.8)	(308.3)
Tax credits
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	33.6	75.4
Amounts recorded in the consolidated statement of earnings	25.5	(20.2)
Acquisitions of subsidiaries	(0.3)
Foreign exchange effect and other	0.2	(21.6)
Balance - December 31	59.0	33.6
Other
Reconciliation of changes in the net deferred income tax asset (liability)
Balance - January 1	(18.1)	(81.0)
Amounts recorded in the consolidated statement of earnings	45.7	43.8
Amounts recorded in total equity	(27.8)	5.8
Acquisitions of subsidiaries	(31.1)	(13.0)
Foreign exchange effect and other	16.3	26.3
Balance - December 31	$ (15.0)	$ (18.1)